Prepayments and other assets - Other assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Prepayments and other assets
Long-term rental deposits	¥ 75,954		¥ 75,604
Contract assets	58,288		62,615
VAT recoverable	6,744		8,800
Prepayments for purchase of property and equipment	349		444
Deferred rental initial direct costs			11,758
Deferred initial public offering related costs			23,360
Total	¥ 141,335	$ 20,492	¥ 182,581